Shareholder Report, Holdings (Details)	Aug. 31, 2026
Schwab Treasury Inflation Protected Securities Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1],[2]
Schwab Treasury Inflation Protected Securities Index Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
Schwab Treasury Inflation Protected Securities Index Fund | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Schwab U.S. Aggregate Bond Index Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[4]
Schwab U.S. Aggregate Bond Index Fund | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Schwab U.S. Aggregate Bond Index Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
Schwab U.S. Aggregate Bond Index Fund | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
Schwab U.S. Aggregate Bond Index Fund | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Schwab U.S. Aggregate Bond Index Fund | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Short-Term Bond Index Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1],[2]
Schwab Short-Term Bond Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	73.30%	[1],[2]
Schwab Short-Term Bond Index Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1],[2]
Schwab Short-Term Bond Index Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1],[2]
Schwab Short-Term Bond Index Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Short-Term Bond Index Fund | US Treasury Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	69.10%
Schwab Short-Term Bond Index Fund | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Schwab Short-Term Bond Index Fund | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Short-Term Bond Index Fund | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
Schwab Tax-Free Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
Schwab Tax-Free Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[1]
Schwab Tax-Free Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%	[1]
Schwab Tax-Free Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab Tax-Free Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab Tax-Free Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Tax-Free Bond Fund | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Tax-Free Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.90%
Schwab Tax-Free Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Schwab Tax-Free Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Schwab California Tax-Free Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Schwab California Tax-Free Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	65.30%	[1]
Schwab California Tax-Free Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[1]
Schwab California Tax-Free Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab California Tax-Free Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
Schwab California Tax-Free Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab California Tax-Free Bond Fund | Pre-Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab California Tax-Free Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%
Schwab California Tax-Free Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
Schwab California Tax-Free Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Opportunistic Municipal Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
Schwab Opportunistic Municipal Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[1]
Schwab Opportunistic Municipal Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[1]
Schwab Opportunistic Municipal Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1]
Schwab Opportunistic Municipal Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Schwab Opportunistic Municipal Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Opportunistic Municipal Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	81.80%
Schwab Opportunistic Municipal Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Schwab Opportunistic Municipal Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%

[1]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[2]	Excludes short-term investments.
[3]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[4]	Less than 0.05%.